SCHEDULE OF INCOME TAX EXPENSES BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax expense	$ 14,925	$ 9,024
Deferred tax expense (benefits)
Total income taxes	$ 14,925	$ 9,024